Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,643,035		¥ 2,656,625
Cash flows	(534,574)		(72,246)
Addition	57,137		55,348
Accretion of interest	5,092		4,668
Termination			(1,353)
Translation reserve	82		(7)
Ending balance	2,170,772	$ 313,568	2,643,035
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,871,800		1,850,294
Cash flows	(489,780)		(178,494)
Other	618,000		200,000
Ending balance	2,000,020	288,903	1,871,800
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	638,000		690,000
Cash flows			148,000
Other	(618,000)		(200,000)
Ending balance	20,000	2,889	638,000
Lease Liabilities Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	32,973		33,272
Cash flows	(44,794)		(41,752)
Addition	599
Accretion of interest	2,016		1,714
Termination			(1,353)
Translation reserve	229		3
Other	44,644		41,089
Ending balance	35,667	5,152	32,973
Lease Liabilities Noncurrent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	30,258		16,009
Addition	56,538		55,348
Translation reserve	(147)		(10)
Other	(44,644)		(41,089)
Ending balance	42,005	6,068	30,258
Other Financial Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	70,004		67,050
Accretion of interest	3,076		2,954
Ending balance	¥ 73,080	$ 10,556	¥ 70,004